Note 18 - Cash and Cash Equivalents and Other Investments	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents and other investments [text block]
18	Cash and cash equivalents and other investments

	Year ended December 31,
	2019	2018
Cash and cash equivalents
Cash at banks	118,314	81,211
Liquidity funds	1,166,697	160,198
Short – term investments	269,288	186,952
	1,554,299	428,361
Other investments - current
Fixed Income (time-deposit, zero coupon bonds, commercial papers)	65,874	300,410
Bonds and other fixed Income	144,502	187,324
	210,376	487,734
Other investments - Non-current
Bonds and other fixed Income	18,012	113,829
Others	6,922	4,326
	24,934	118,155